Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	NORTHERN DYNASTY MINERALS LTD
Entity Central Index Key	0001164771
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Entity File Number	001-32210
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	14th Floor
Entity Address, Address Line Two	1040 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4H1
City Area Code	604
Local Phone Number	684-6365
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	NAK
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	558,461,162
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Amendment Description	Northern Dynasty Minerals Ltd (the “Company”) is filing this Amendment No. 1 (the “Amendment No. 1”) to its original Annual Report on Form 40-F for the year ended December 31, 2025 (the “Original 2025 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on March 31, 2026, in order to provide (i) an updated consent of Deloitte LLP to include reference to the registration statement on Form F-10 (File No. 333-288224), as amended, which reference was inadvertently omitted in the consent of Deloitte LLP filed with the Original 2025 Annual Report, (ii) updated certifications of the Company’s Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) pursuant to Rule 13a-14(a) of the Exchange Act, as adopted pursuant to Section 302 of the Sarbanes-Oxley Act of 2002, and (iii) the Policy for the Recovery of Erroneously Awarded Incentive-Based Compensation (the “Compensation Clawback Policy”). The updated consent of Deloitte LLP is filed as Exhibit 99.8 to this Amendment No. 1. The updated CEO and CFO certifications are filed as Exhibits 99.4 and 99.5 to this Amendment No. 1. The Compensation Clawback Policy is filed as Exhibit 97.1 to this Amendment No. 1. This Amendment No. 1 consists of a cover page, this explanatory note, the signature page, the exhibit index, the updated consent of Deloitte LLP filed as Exhibit 99.8, the updated CEO and CFO certifications filed as Exhibits 99.4 and 99.5, and the Compensation Clawback Policy as Exhibit 97.1. Other than expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original 2025 Annual Report nor does this Amendment No. 1 reflect any events that have occurred after the Original 2025 Annual Report was filed.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Suite 400
Entity Address, Address Line Two	2711 Centerville Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company